Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

We are required by SEC rules and regulations to disclose certain information about the relationship between executive compensation and corporate financial performance measures. The compensation committee does not use the following information as a primary basis for making compensation decisions, nor does it use the performance measures described below to measure performance for incentive-based compensation. This section should be read in conjunction with the section entitled ‘‘Executive Compensation—Compensation Discussion and Analysis’’ above in this proxy statement, which includes additional discussion of the objectives of our executive compensation program and how they are aligned with our financial and operational performance. We have prepared the disclosure in this section in accordance with the requirements that apply to smaller reporting companies.

Pay Versus Performance Table

The following table reflects our named executive officers’ ‘‘compensation actually paid’’ (calculated in accordance with SEC regulations) and certain financial performance measures for each of the years ended December 31, 2025, 2024 and 2023.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)(1)(2)	COMPENSATION ACTUALLY PAID TO CEO ($)(1)(3)(4)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NAMED EXECUTIVE OFFICERS ($)(1)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NAMED EXECUTIVE OFFICERS ($)(1)(3)(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON TOTAL SHAREHOLDER RETURN (TSR) ($)(5)	NET INCOME (LOSS) (IN THOUSANDS) ($)
2025	4,178,008	17,583,391	803,488	2,347,755	759.96	(3,350)
2024	3,764,151	12,367,163	743,615	1,756,182	437.17	(156,815)
2023	7,689,843	8,692,540	853,301	989,547	144.69	(117,813)

(1)	For each year shown, the CEO was Gregory A. Demopulos, M.D. For 2025, the other named executive officers were David J. Borges and Peter B. Cancelmo, J.D. For 2024, the other named executive officers were Mr. Borges, Mr. Cancelmo, and Michael A. Jacobsen, our former Vice President, Finance, Chief Accounting Officer and Treasurer. For 2023, the other named executive officers were Mr. Cancelmo and Mr. Jacobsen.
(2)	Amounts shown in these columns reflect the corresponding amounts in the ‘‘Total’’ column set forth in the Summary Compensation Table above in this proxy statement. See the footnotes to the Summary Compensation Table for further detail regarding the calculation of the amounts in these columns.
(3)	Amounts shown in these columns do not reflect compensation realized by the named executive officers during the years presented. To calculate ‘‘compensation actually paid,’’ the following amounts were deducted from and added to the ‘‘Total’’ compensation set forth in the Summary Compensation Table:

YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	AMOUNTS REPORTED IN THE SUMMARY COMPENSATION TABLE FOR OPTION AWARDS ($)	FAIR VALUE OF OPTION AWARDS GRANTED DURING THE YEAR, OUTSTANDING UNVESTED AT YEAR-END ($)	CHANGE IN FAIR VALUE OF OPTION AWARDS GRANTED IN ANY PRIOR YEAR, OUTSTANDING UNVESTED AT YEAR-END ($)	FAIR VALUE OF OPTION GRANTED AND VESTED IN THE SAME YEAR ($)	CHANGE IN FAIR VALUE OF OPTION GRANTED IN PRIOR YEAR, VESTED DURING THE YEAR ($)	FAIR VALUE OF OPTION AWARDS GRANTED IN ANY PRIOR YEAR, FORFEITED DURING THE YEAR ($)	COMPENSATION ACTUALLY PAID ($)
Principal Executive Officer
2025	4,178,008	(2,207,974)	11,725,396	5,092,073	591,718	(1,795,830)	—	17,583,391
2024	3,764,151	(1,851,743)	5,460,092	4,037,908	515,306	441,449	—	12,367,163
2023	7,689,843	(1,724,564)	1,587,792	424,137	250,256	465,076	—	8,692,540
Average for Non-CEO Named Executive Officers
2025	803,488	(248,876)	1,321,649	583,968	66,697	(179,172)	—	2,347,755
2024	743,615	(251,156)	740,563	409,059	69,895	44,207	—	1,756,182
2023	853,301	(241,198)	222,068	55,986	35,002	64,389	—	989,547

(4)	Fair value or change in fair value, as applicable, of option awards in the ‘‘Compensation Actually Paid’’ columns was determined by reference to a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing public trading price of our common stock on the applicable revaluation date as the current market price and with an expected life set equal to the original expected life determined at grant, reduced by the amount of time elapsed from the grant date to the revaluation date, and in all cases based on volatility and risk-free interest rates determined as of the revaluation date based on the remaining expected life and based on an expected dividend rate of 0%. In addition, the risk-free interest rates are based on the quarter-to-date average for the applicable U.S. Treasury yield as of the revaluation date. For additional information on the assumptions used to calculate the valuation of the awards, see the notes to our consolidated financial statements included in our Annual Report on Form 10-K for the applicable year.
(5)	Represents the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 30, 2022, the last trading day of that fiscal year.

Named Executive Officers, Footnote		For each year shown, the CEO was Gregory A. Demopulos, M.D. For 2025, the other named executive officers were David J. Borges and Peter B. Cancelmo, J.D. For 2024, the other named executive officers were Mr. Borges, Mr. Cancelmo, and Michael A. Jacobsen, our former Vice President, Finance, Chief Accounting Officer and Treasurer. For 2023, the other named executive officers were Mr. Cancelmo and Mr. Jacobsen.
PEO Total Compensation Amount	[1],[2]	$ 4,178,008	$ 3,764,151	$ 7,689,843
PEO Actually Paid Compensation Amount	[2],[3],[4]	$ 17,583,391	12,367,163	8,692,540
Adjustment To PEO Compensation, Footnote
(3)	Amounts shown in these columns do not reflect compensation realized by the named executive officers during the years presented. To calculate ‘‘compensation actually paid,’’ the following amounts were deducted from and added to the ‘‘Total’’ compensation set forth in the Summary Compensation Table:

YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	AMOUNTS REPORTED IN THE SUMMARY COMPENSATION TABLE FOR OPTION AWARDS ($)	FAIR VALUE OF OPTION AWARDS GRANTED DURING THE YEAR, OUTSTANDING UNVESTED AT YEAR-END ($)	CHANGE IN FAIR VALUE OF OPTION AWARDS GRANTED IN ANY PRIOR YEAR, OUTSTANDING UNVESTED AT YEAR-END ($)	FAIR VALUE OF OPTION GRANTED AND VESTED IN THE SAME YEAR ($)	CHANGE IN FAIR VALUE OF OPTION GRANTED IN PRIOR YEAR, VESTED DURING THE YEAR ($)	FAIR VALUE OF OPTION AWARDS GRANTED IN ANY PRIOR YEAR, FORFEITED DURING THE YEAR ($)	COMPENSATION ACTUALLY PAID ($)
Principal Executive Officer
2025	4,178,008	(2,207,974)	11,725,396	5,092,073	591,718	(1,795,830)	—	17,583,391
2024	3,764,151	(1,851,743)	5,460,092	4,037,908	515,306	441,449	—	12,367,163
2023	7,689,843	(1,724,564)	1,587,792	424,137	250,256	465,076	—	8,692,540
Average for Non-CEO Named Executive Officers
2025	803,488	(248,876)	1,321,649	583,968	66,697	(179,172)	—	2,347,755
2024	743,615	(251,156)	740,563	409,059	69,895	44,207	—	1,756,182
2023	853,301	(241,198)	222,068	55,986	35,002	64,389	—	989,547

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 803,488	743,615	853,301
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[4]	$ 2,347,755	1,756,182	989,547
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Amounts shown in these columns do not reflect compensation realized by the named executive officers during the years presented. To calculate ‘‘compensation actually paid,’’ the following amounts were deducted from and added to the ‘‘Total’’ compensation set forth in the Summary Compensation Table:

YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	AMOUNTS REPORTED IN THE SUMMARY COMPENSATION TABLE FOR OPTION AWARDS ($)	FAIR VALUE OF OPTION AWARDS GRANTED DURING THE YEAR, OUTSTANDING UNVESTED AT YEAR-END ($)	CHANGE IN FAIR VALUE OF OPTION AWARDS GRANTED IN ANY PRIOR YEAR, OUTSTANDING UNVESTED AT YEAR-END ($)	FAIR VALUE OF OPTION GRANTED AND VESTED IN THE SAME YEAR ($)	CHANGE IN FAIR VALUE OF OPTION GRANTED IN PRIOR YEAR, VESTED DURING THE YEAR ($)	FAIR VALUE OF OPTION AWARDS GRANTED IN ANY PRIOR YEAR, FORFEITED DURING THE YEAR ($)	COMPENSATION ACTUALLY PAID ($)
Principal Executive Officer
2025	4,178,008	(2,207,974)	11,725,396	5,092,073	591,718	(1,795,830)	—	17,583,391
2024	3,764,151	(1,851,743)	5,460,092	4,037,908	515,306	441,449	—	12,367,163
2023	7,689,843	(1,724,564)	1,587,792	424,137	250,256	465,076	—	8,692,540
Average for Non-CEO Named Executive Officers
2025	803,488	(248,876)	1,321,649	583,968	66,697	(179,172)	—	2,347,755
2024	743,615	(251,156)	740,563	409,059	69,895	44,207	—	1,756,182
2023	853,301	(241,198)	222,068	55,986	35,002	64,389	—	989,547

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Financial Performance Measures

“Compensation actually paid” as described in this disclosure is calculated in accordance with SEC regulations and does not reflect the value realized by our named executive officers or how our compensation committee evaluates compensation decisions in light of company or individual performance.

We do not use cumulative total shareholder return and net income (loss) as performance measures in our executive compensation program. However, we do use several other performance measures to align executive compensation with our performance. As described in more detail in the section entitled ‘‘Executive Compensation—Compensation Discussion and Analysis’’ above in this proxy statement, our named executive officers are eligible to receive annual performance-based cash bonuses that are designed to provide appropriate incentives to achieve defined annual corporate objectives that are primarily operational, rather than financial, in nature. We also provide equity compensation in the form of stock options to incentivize and reward our named executive officers for long-term corporate performance based on the anticipated increase in value of our common stock in the future (as opposed to historical total shareholder return). These equity awards strongly align our named executive officers’ interests with those of our shareholders by providing a continuing financial incentive to maximize long-term value for our shareholders.

The following graphs illustrate the relationship between each of the financial performance measures in the Pay Versus Performance Table above and ‘‘compensation actually paid’’ to our CEO (referred to as ‘‘CEO CAP’’) and, on average, to our other named executive officers (such average referred to as ‘‘NEO CAP’’) for each of the three years ended December 31, 2025.

COMPENSATION ACTUALLY PAID VS NET INCOME (LOSS)	COMPENSATION ACTUALLY PAID VS TSR

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Financial Performance Measures

“Compensation actually paid” as described in this disclosure is calculated in accordance with SEC regulations and does not reflect the value realized by our named executive officers or how our compensation committee evaluates compensation decisions in light of company or individual performance.

We do not use cumulative total shareholder return and net income (loss) as performance measures in our executive compensation program. However, we do use several other performance measures to align executive compensation with our performance. As described in more detail in the section entitled ‘‘Executive Compensation—Compensation Discussion and Analysis’’ above in this proxy statement, our named executive officers are eligible to receive annual performance-based cash bonuses that are designed to provide appropriate incentives to achieve defined annual corporate objectives that are primarily operational, rather than financial, in nature. We also provide equity compensation in the form of stock options to incentivize and reward our named executive officers for long-term corporate performance based on the anticipated increase in value of our common stock in the future (as opposed to historical total shareholder return). These equity awards strongly align our named executive officers’ interests with those of our shareholders by providing a continuing financial incentive to maximize long-term value for our shareholders.

The following graphs illustrate the relationship between each of the financial performance measures in the Pay Versus Performance Table above and ‘‘compensation actually paid’’ to our CEO (referred to as ‘‘CEO CAP’’) and, on average, to our other named executive officers (such average referred to as ‘‘NEO CAP’’) for each of the three years ended December 31, 2025.

COMPENSATION ACTUALLY PAID VS NET INCOME (LOSS)	COMPENSATION ACTUALLY PAID VS TSR

Total Shareholder Return Amount	[5]	$ 759.96	437.17	144.69
Net Income (Loss)		(3,350,000)	(156,815,000)	(117,813,000)
PEO [Member] | Amounts Reported In The Summary Compensation Table For Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,207,974)	(1,851,743)	(1,724,564)
PEO [Member] | Fair Value Of Option Awards Granted During The Year, Outstanding Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,725,396	5,460,092	1,587,792
PEO [Member] | Change In Fair Value Of Option Awards Granted In Any Prior Year, Outstanding Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,092,073	4,037,908	424,137
PEO [Member] | Fair Value Of Option Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		591,718	515,306	250,256
PEO [Member] | Change In Fair Value Of Option Granted In Prior Year, Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,795,830)	441,449	465,076
PEO [Member] | Fair Value Of Option Awards Granted In Any Prior Year, Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Amounts Reported In The Summary Compensation Table For Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(248,876)	(251,156)	(241,198)
Non-PEO NEO [Member] | Fair Value Of Option Awards Granted During The Year, Outstanding Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,321,649	740,563	222,068
Non-PEO NEO [Member] | Change In Fair Value Of Option Awards Granted In Any Prior Year, Outstanding Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		583,968	409,059	55,986
Non-PEO NEO [Member] | Fair Value Of Option Granted And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		66,697	69,895	35,002
Non-PEO NEO [Member] | Change In Fair Value Of Option Granted In Prior Year, Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		179,172	44,207	64,389
Non-PEO NEO [Member] | Fair Value Of Option Awards Granted In Any Prior Year, Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Amounts shown in these columns reflect the corresponding amounts in the ‘‘Total’’ column set forth in the Summary Compensation Table above in this proxy statement. See the footnotes to the Summary Compensation Table for further detail regarding the calculation of the amounts in these columns.
[2]	For each year shown, the CEO was Gregory A. Demopulos, M.D. For 2025, the other named executive officers were David J. Borges and Peter B. Cancelmo, J.D. For 2024, the other named executive officers were Mr. Borges, Mr. Cancelmo, and Michael A. Jacobsen, our former Vice President, Finance, Chief Accounting Officer and Treasurer. For 2023, the other named executive officers were Mr. Cancelmo and Mr. Jacobsen.
[3]	Amounts shown in these columns do not reflect compensation realized by the named executive officers during the years presented. To calculate ‘‘compensation actually paid,’’ the following amounts were deducted from and added to the ‘‘Total’’ compensation set forth in the Summary Compensation Table:
[4]	Fair value or change in fair value, as applicable, of option awards in the ‘‘Compensation Actually Paid’’ columns was determined by reference to a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing public trading price of our common stock on the applicable revaluation date as the current market price and with an expected life set equal to the original expected life determined at grant, reduced by the amount of time elapsed from the grant date to the revaluation date, and in all cases based on volatility and risk-free interest rates determined as of the revaluation date based on the remaining expected life and based on an expected dividend rate of 0%. In addition, the risk-free interest rates are based on the quarter-to-date average for the applicable U.S. Treasury yield as of the revaluation date. For additional information on the assumptions used to calculate the valuation of the awards, see the notes to our consolidated financial statements included in our Annual Report on Form 10-K for the applicable year.
[5]	Represents the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 30, 2022, the last trading day of that fiscal year.